CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 3.7%
Media - 3.7%
Advantage Solutions Inc.	67,440	$256,272	*
Gambling.com Group Ltd.	216,300	1,702,281	*
Gray Television Inc.	130,850	2,210,056

TOTAL COMMUNICATION SERVICES		4,168,609

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.9%
Goodyear Tire & Rubber Co.	89,540	958,973	*
Stoneridge Inc.	70,400	1,207,360	*

Total Auto Components		2,166,333

Household Durables - 2.5%
Century Communities Inc.	30,220	1,358,993
Meritage Homes Corp.	20,700	1,500,750	*

Total Household Durables		2,859,743

Leisure Products - 1.2%
Vista Outdoor Inc.	47,580	1,327,482	*

Multiline Retail - 0.7%
Macy’s Inc.	43,850	803,332

Specialty Retail - 4.1%
Group 1 Automotive Inc.	8,100	1,375,380
Murphy USA Inc.	9,740	2,268,154
Urban Outfitters Inc.	53,110	991,033	*

Total Specialty Retail		4,634,567

TOTAL CONSUMER DISCRETIONARY		11,791,457

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.9%
Sprouts Farmers Market Inc.	40,930	1,036,348	*

Food Products - 1.1%
Utz Brands Inc.	89,500	1,236,890

TOTAL CONSUMER STAPLES		2,273,238

ENERGY - 8.2%
Energy Equipment & Services - 1.7%
Helmerich & Payne Inc.	44,770	1,927,796

Oil, Gas & Consumable Fuels - 6.5%
CNX Resources Corp.	93,560	1,539,997	*
Green Plains Inc.	49,500	1,344,915	*
International Seaways Inc.	52,590	1,114,908

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnolia Oil & Gas Corp., Class A Shares	95,600	$2,006,644
Matador Resources Co.	27,840	1,297,066

Total Oil, Gas & Consumable Fuels		7,303,530

TOTAL ENERGY		9,231,326

FINANCIALS - 28.4%
Banks - 17.6%
Bank OZK	51,030	1,915,156
Cadence Bank	96,650	2,269,342
First Busey Corp.	80,900	1,848,565
Heartland Financial USA Inc.	46,100	1,914,994
Simmons First National Corp., Class A Shares	78,600	1,671,036
Third Coast Bancshares Inc.	70,000	1,533,000	*
TriCo Bancshares	35,360	1,613,830
Veritex Holdings Inc.	48,500	1,419,110
Washington Federal Inc.	71,710	2,152,734
Webster Financial Corp.	40,300	1,698,645
WesBanco Inc.	58,000	1,839,180

Total Banks		19,875,592

Capital Markets - 0.4%
Conyers Park II Acquisition Corp.	119,894	455,597	*(a)

Consumer Finance - 3.5%
Encore Capital Group Inc.	25,190	1,455,226	*
Oportun Financial Corp.	149,400	1,235,538	*
PROG Holdings Inc.	77,380	1,276,770	*

Total Consumer Finance		3,967,534

Diversified Financial Services - 0.5%
East Resources Acquisition Co.	60,550	610,950	*

Insurance - 2.6%
Assured Guaranty Ltd.	26,610	1,484,572
Unum Group	40,870	1,390,397

Total Insurance		2,874,969

Mortgage Real Estate Investment Trusts (REITs) - 2.4%
Redwood Trust Inc.	171,700	1,323,807
Starwood Property Trust Inc.	64,630	1,350,121

Total Mortgage Real Estate Investment Trusts (REITs)		2,673,928

Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	41,900	1,629,910

TOTAL FINANCIALS		32,088,480

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
HEALTH CARE - 3.7%
Biotechnology - 1.1%
Amarin Corp. PLC, ADR	553,770	$825,118	*
Mirum Pharmaceuticals Inc.	19,900	387,254	*

Total Biotechnology		1,212,372

Health Care Equipment & Supplies - 0.1%
Quotient Ltd.	462,130	110,911	*

Health Care Providers & Services - 1.6%
Acadia Healthcare Co. Inc.	18,800	1,271,444	*
CareMax Inc.	152,300	552,849	*

Total Health Care Providers & Services		1,824,293

Life Sciences Tools & Services - 0.9%
Syneos Health Inc.	15,290	1,095,987	*

TOTAL HEALTH CARE		4,243,563

INDUSTRIALS - 14.5%
Aerospace & Defense - 1.5%
Cadre Holdings Inc.	51,800	1,018,906
Maxar Technologies Inc.	26,700	696,603

Total Aerospace & Defense		1,715,509

Airlines - 1.1%
SkyWest Inc.	60,480	1,285,200	*

Construction & Engineering - 1.8%
Primoris Services Corp.	91,530	1,991,693

Electrical Equipment - 1.0%
EnerSys	19,750	1,164,460

Machinery - 2.7%
Hillman Solutions Corp.	201,980	1,745,107	*
Wabash National Corp.	97,630	1,325,816

Total Machinery		3,070,923

Professional Services - 1.0%
Korn Ferry	19,600	1,137,192

Road & Rail - 1.5%
Marten Transport Ltd.	96,565	1,624,223

Trading Companies & Distributors - 3.9%
Custom Truck One Source Inc.	69,970	391,832	*
Nesco Holdings Inc.	129,060	722,736	*(a)
Rush Enterprises Inc., Class A Shares	27,705	1,335,381
Textainer Group Holdings Ltd.	68,900	1,888,549

Total Trading Companies & Distributors		4,338,498

TOTAL INDUSTRIALS		16,327,698

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 6.3%
Electronic Equipment, Instruments & Components - 1.1%
Itron Inc.	25,700	$1,270,351	*

Semiconductors & Semiconductor Equipment - 2.3%
Photronics Inc.	58,000	1,129,840	*
SMART Global Holdings Inc.	89,780	1,469,699	*

Total Semiconductors & Semiconductor Equipment		2,599,539

Software - 2.9%
CommVault Systems Inc.	25,910	1,629,739	*
NCR Corp.	50,810	1,580,699	*

Total Software		3,210,438

TOTAL INFORMATION TECHNOLOGY		7,080,328

MATERIALS - 3.3%
Chemicals - 2.0%
Olin Corp.	48,550	2,246,894

Metals & Mining - 1.3%
Commercial Metals Co.	44,480	1,472,288

TOTAL MATERIALS		3,719,182

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 10.7%
Alexander & Baldwin Inc.	94,500	1,696,275
Brandywine Realty Trust	97,860	943,370
Corporate Office Properties Trust	76,600	2,006,154
Kite Realty Group Trust	124,510	2,152,778
LXP Industrial Trust	169,400	1,819,356
National Health Investors Inc.	27,910	1,691,625
RLJ Lodging Trust	159,450	1,758,734

Total Equity Real Estate Investment Trusts (REITs)		12,068,292

Real Estate Management & Development - 0.7%
Real Matters Inc.	199,500	787,337	*

TOTAL REAL ESTATE		12,855,629

UTILITIES - 6.2%
Electric Utilities - 2.0%
Portland General Electric Co.	45,880	2,217,380

Multi-Utilities - 4.2%
Black Hills Corp.	34,930	2,541,856
NorthWestern Corp.	37,700	2,221,661

Total Multi-Utilities		4,763,517

TOTAL UTILITIES		6,980,897

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,397,448)		110,760,407

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.998%	1,851,634	$1,851,634
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.054%	462,908	462,908	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,314,542)			2,314,542

TOTAL INVESTMENTS - 100.1% (Cost - $114,711,990)			113,074,949
Liabilities in Excess of Other Assets - (0.1)%			(139,870)

TOTAL NET ASSETS - 100.0%			$112,935,079

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $462,908 and the cost was $462,908 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$31,632,883	$455,597	—	$32,088,480
Industrials	15,604,962	722,736	—	16,327,698
Other Common Stocks	62,344,229	—	—	62,344,229

Total Long-Term Investments	109,582,074	1,178,333	—	110,760,407

Short-Term Investments†	2,314,542	—	—	2,314,542

Total Investments	$111,896,616	$1,178,333	—	$113,074,949

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$358,394	$3,935,520	3,935,520	$3,831,006	3,831,006

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$397	—	$462,908

8